Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	NaaS Technology Inc.
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity File Number	001-38235
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Alex Wu
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
City Area Code	86
Local Phone Number	(10) 8551 1066
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 10 Class A ordinary shares, par value US$0.01 per share
Trading Symbol	NAAS
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share*
Entity Common Stock, Shares Outstanding	549,430,353
No Trading Symbol Flag	true
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	248,888,073
Class C ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,398,659,699